Leases and subleases - Schedule of Short-term and Long-term Portion of Lease Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Short-term portion of lease liability	$ 3,579	$ 3,394
Long-term portion of lease liability	14,671	18,250
Total lease liability	$ 18,250	$ 21,644	$ 29,128